UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21727
                                                    -----------

                        First Trust Mortgage Income Fund
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: July 31, 2014
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.


FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS
JULY 31, 2014 (UNAUDITED)


    PRINCIPAL                                                    STATED         STATED
      VALUE                       DESCRIPTION                    COUPON        MATURITY         VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

MORTGAGE-BACKED SECURITIES - 79.3%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 66.9%
                  ACE Securities Corp. Home Equity Loan Trust
$      1,267,042     Series 2006-ASAP6, Class A2D (a)........     0.37%        12/25/36      $    711,463
                  Adjustable Rate Mortgage Trust
          46,265     Series 2004-5, Class 1A1 (a)............     2.53%        04/25/35            45,163
                  Banc of America Mortgage Trust
          80,860     Series 2002-L, Class 1A1 (a) (b)........     2.62%        12/25/32            75,012
                  Bear Stearns Adjustable Rate Mortgage Trust
         701,719     Series 2004-9, Class 12A1 (a)...........     2.87%        11/25/34           703,219
         535,186     Series 2005-5, Class A2 (a).............     2.27%        08/25/35           544,566
                  Chase Mortgage Finance Trust
         487,788     Series 2007-A1, Class 1A3 (a)...........     2.58%        02/25/37           491,568
                  Countrywide Alternative Loan Trust
         683,946     Series 2006-41CB, Class 2A17 ...........     6.00%        01/25/37           608,507
          79,068     Series 2007-11T1, Class A37 (c).........    39.09%        05/25/37           139,675
                  Countrywide Home Loan Mortgage Pass-Through
                     Trust
       1,227,361     Series 2003-46, Class 2A1 (a) ..........     2.80%        01/19/34         1,237,228
         221,010     Series 2004-HYB1, Class 2A (a)..........     2.54%        05/20/34           213,281
         655,312     Series 2006-21, Class A8 ...............     5.75%        02/25/37           616,743
         924,789     Series 2006-HYB5, Class 3A1A (a) .......     2.64%        09/20/36           731,318
                  Credit Suisse First Boston Mortgage
                     Securities Corp.
       1,433,007     Series 2004-AR2, Class 1A1 (a)..........     2.67%        03/25/34         1,428,361
       1,382,875     Series 2004-AR8, Class 6A1 (a)..........     2.41%        09/25/34         1,400,357
                  DSLA Mortgage Loan Trust
       1,317,470     Series 2004-AR3, Class 2A2A (a).........     0.53%        07/19/44         1,287,941
       1,186,482     Series 2007-AR1, Class 2A1A (a).........     0.30%        04/19/47           999,583
                  GMAC Mortgage Corporation Loan Trust
         238,954     Series 2004-AR1, Class 22A (a)..........     2.88%        06/25/34           230,893
                  GSR Mortgage Loan Trust
         418,951     Series 2005-AR1, Class 4A1 (a)..........     4.52%        01/25/35           414,383
                  Harborview Mortgage Loan Trust
         193,575     Series 2004-1, Class 2A (a).............     2.41%        04/19/34           195,046
         830,214     Series 2004-6, Class 3A1 (a)............     2.62%        08/19/34           808,322
                  JP Morgan Mortgage Trust
       2,081,876     Series 2005-ALT1, Class 4A1 (a).........     5.19%        10/25/35         2,009,062
         578,459     Series 2006-A2, Class 4A1 (a)...........     2.50%        08/25/34           579,257
         194,127     Series 2006-A2, Class 5A3 (a)...........     2.75%        11/25/33           194,319
                  JP Morgan Re-REMIC
       1,405,721     Series 2009-7, Class 12A1 (d)...........     6.25%        01/27/37         1,490,753
                  MASTR Asset Backed Securities Trust
       1,224,223     Series 2006-HE5, Class A3 (a)...........     0.32%        11/25/36           831,568
         252,366     Series 2006-HE5, Class A4 (a)...........     0.38%        11/25/36           172,969
       1,761,010     Series 2006-NC2, Class A3 (a)...........     0.27%        08/25/36           978,502
         803,817     Series 2006-NC2, Class A5 (a)...........     0.40%        08/25/36           456,969
                  Mellon Residential Funding Corp. Mortgage
                     Pass-Through Trust
         703,046     Series 2001-TBC1, Class A1 (a)..........     0.86%        11/15/31           703,846
         752,084     Series 2002-TBC2, Class A (a)...........     1.02%        08/15/32           713,043


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2014 (UNAUDITED)


    PRINCIPAL                                                    STATED         STATED
      VALUE                       DESCRIPTION                    COUPON        MATURITY         VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Morgan Stanley Mortgage Loan Trust
$        543,326     Series 2004-7AR, Class 2A6 (a)..........     2.45%        09/25/34      $    548,556
                  Nationstar Home Equity Loan Trust
       1,731,000     Series 2006-B, Class AV4 (a)............     0.43%        09/25/36         1,540,536
                  Provident Funding Mortgage Loan Trust
         290,395     Series 2005-1, Class 1A1 (a)............     2.50%        05/25/35           292,787
                 Residential Accredit Loans, Inc. ...........
         769,507     Series 2004-QS2, Class CB ..............     5.75%        02/25/34           810,846
         274,425     Series 2006-QO1, Class 2A1 (a)..........     0.43%        02/25/46           161,730
                  Residential Funding Mortgage Securities I
          93,418     Series 2005-S5, Class A5 ...............     5.25%        07/25/35            94,030
                  Securitized Asset Backed Receivables LLC
       1,231,426     Series 2007-BR2, Class A2 (a)...........     0.39%        02/25/37           740,684
                  Structured Adjustable Rate Mortgage Loan
                     Trust
         775,069     Series 2004-2, Class 4A2 (a)............     2.52%        03/25/34           781,761
                  Thornburg Mortgage Securities Trust
         705,500     Series 2003-4, Class A1 (a).............     0.80%        09/25/43           695,498
         601,746     Series 2005-1, Class A3 (a).............     2.25%        04/25/45           611,973
                  Wachovia Mortgage Loan Trust, LLC
         612,508     Series 2006-A, Class 3A1 (a)............     2.66%        05/20/36           595,439
                  WaMu Mortgage Pass-Through Certificates
         954,478     Series 2004-AR1, Class A (a)............     2.41%        03/25/34           960,707
         978,042     Series 2004-AR10, Class A1B (a).........     0.58%        07/25/44           942,589
         728,668     Series 2004-AR13, Class A1A (a).........     0.52%        11/25/34           708,510
       1,048,612     Series 2005-AR1, Class A1A (a)..........     0.48%        01/25/45         1,012,671
       1,410,021     Series 2005-AR11, Class A1A (a).........     0.48%        08/25/45         1,356,849
         106,177     Series 2005-AR2, Class 2A21 (a) ........     0.49%        01/25/45           104,948
       1,168,020     Series 2005-AR2, Class 2A23 (a).........     0.54%        01/25/45         1,159,057
       1,328,397     Series 2005-AR6, Class 2A1A (a).........     0.39%        04/25/45         1,276,876
         614,761     Series 2005-AR9, Class A1A (a)..........     0.48%        07/25/45           589,375
         979,695     Series 2006-AR2, Class 1A1 (a) .........     2.34%        03/25/36           918,473
       1,217,051     Series 2006-AR5, Class A1A (a)..........     1.11%        06/25/46         1,081,900
                  Washington Mutual Alternative Mortgage
                     Pass-Through Certificates
          48,556     Series 2007-5, Class A11 (c)............    38.55%        06/25/37            86,304
                  Washington Mutual MSC Mortgage Pass-Through
                     Certificates
         394,953     Series 2004-RA1, Class 2A ..............     7.00%        03/25/34           420,608
                  Wells Fargo Mortgage Backed Securities
                     Trust
         742,645     Series 2003-H, Class A1 (a).............     2.62%        09/25/33           756,813
         568,561     Series 2004-A, Class A1 (a).............     2.64%        02/25/34           580,935
       2,044,392     Series 2004-R, Class 1A1 (a)............     2.62%        09/25/34         2,090,840
         558,065     Series 2004-S, Class A1 (a).............     2.62%        09/25/34           573,630
         999,553     Series 2004-Y, Class 1A2 (a)............     2.62%        11/25/34         1,007,763
         542,874     Series 2005-AR10, Class 2A17 (a)........     2.61%        06/25/35           549,888


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2014 (UNAUDITED)


    PRINCIPAL                                                    STATED         STATED
      VALUE                       DESCRIPTION                    COUPON        MATURITY         VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Wells Fargo Mortgage Backed Securities
                     Trust (Continued)
$      1,131,417     Series 2005-AR16, Class 1A1 (a).........     2.60%        08/25/33      $  1,163,396
         464,273     Series 2005-AR3, Class 2A1 (a)..........     2.61%        03/25/35           470,979
         802,266     Series 2005-AR8, Class 1A1 (a)..........     2.61%        06/25/35           821,660
         339,597     Series 2006-AR1, Class 2A5 (a)..........     5.36%        03/25/36           340,829
       1,040,109     Series 2006-AR10, Class 5A2 (a).........     2.61%        07/25/36         1,021,127
         495,492     Series 2007-16, Class 1A1 ..............     6.00%        12/28/37           514,532
         580,069     Series 2007-2, Class 1A13 ..............     6.00%        03/25/37           570,166
         134,218     Series 2007-8, Class 2A2 ...............     6.00%        07/25/37           133,177
                                                                                             ------------
                                                                                               49,101,359
                                                                                             ------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4%
                  Banc of America Commercial Mortgage Trust
       1,000,000     Series 2006-6, Class AJ ................     5.42%        10/10/45         1,042,459
                  Bayview Commercial Asset Trust
         832,754     Series 2004-2, Class A (a) (d)..........     0.59%        08/25/34           787,963
                  Credit Suisse Commercial Mortgage Trust
         820,000     Series 2007-C2, Class A3 ...............     5.54%        01/15/49           893,059
                  GS Mortgage Securities Trust
         907,733     Series 2007-GG10, Class A4 (a)..........     5.99%        08/10/45         1,001,476
                  HLSS Servicer Advance Receivables Backed
                     Notes
         750,000     Series 2013-T5, Class CT5 (d)...........     2.52%        08/15/46           747,864
                  JP Morgan Chase Commercial Mortgage
                     Securities Trust
       1,500,000     Series 2007-LDP12, Class A4 ............     5.88%        02/15/51         1,648,217
         890,000     Series 2012-PHH, Class C (a) (d)........     2.52%        10/15/25           891,151
                  LB-UBS Commercial Mortgage Trust
         420,000     Series 2007-C1, Class AM ...............     5.46%        02/15/40           457,112
         100,000     Series 2007-C2, Class AM (a)............     5.49%        02/15/40           107,497
                  Mid-State Capital Corp. Trust
         606,585     Series 2004-1, Class M1 ................     6.50%        08/15/37           655,863
                  VNDO Mortgage Trust
         900,000     Series 2012-6AVE, Class A (d)...........     3.00%        11/15/30           891,285
                                                                                             ------------
                                                                                                9,123,946
                                                                                             ------------
                  TOTAL MORTGAGE-BACKED SECURITIES.........................................    58,225,305
                  (Cost $56,080,671)                                                         ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 28.2%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 11.5%
                  Federal Home Loan Mortgage Corp.
       2,137,293     Series 2807, Class SB, IO (c)...........     7.30%        11/15/33           431,377
          13,874     Series 3195, Class SX (c)...............    45.14%        07/15/36            36,674


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2014 (UNAUDITED)


    PRINCIPAL                                                    STATED         STATED
      VALUE                       DESCRIPTION                    COUPON        MATURITY         VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corp. (Continued)
$        377,459     Series 3562, Class KI, IO ..............     4.50%        11/15/22    $       10,166
       2,495,156     Series 3619, Class EI, IO ..............     4.50%        05/15/24           178,041
       1,911,452     Series 3692, Class PS, IO (c)...........     6.45%        05/15/38           187,393
       4,106,114     Series 3726, Class KI, IO ..............     3.50%        04/15/25           376,153
       2,942,008     Series 3870, Class WS, IO (c)...........     6.45%        06/15/31           516,066
       1,602,245     Series 4206, Class IA, IO ..............     3.00%        03/15/33           261,439
                  Federal National Mortgage Association
         790,096     Series 2005-122, Class SN (c)...........    27.98%        01/25/36         1,057,349
         208,885     Series 2008-50, Class AI, IO ...........     5.50%        06/25/23            12,842
       4,105,957     Series 2010-103, Class ID, IO ..........     5.00%        09/25/40           791,978
       7,006,846     Series 2010-139, Class KI, IO ..........     1.09%        12/25/40           361,872
         808,901     Series 2010-142, Class PS, IO (c).......     5.90%        05/25/40            78,223
       1,057,409     Series 2010-145, Class TI, IO ..........     3.50%        12/25/20            75,087
       3,074,140     Series 2010-40, Class MI, IO ...........     4.50%        08/25/24           210,403
       4,184,662     Series 2012-112, Class BI, IO ..........     3.00%        09/25/31           621,605
       3,029,229     Series 2012-125, Class MI, IO ..........     3.50%        11/25/42           641,637
       4,251,960     Series 2013-32, Class IG, IO ...........     3.50%        04/25/33           778,061
                  Federal National Mortgage Association, STRIP
       3,053,976     Series 406, Class 6, IO ................     4.00%        01/25/41           526,941
                  Government National Mortgage Association
       1,113,886     Series 2009-65, Class NJ, IO ...........     5.50%        07/20/39            99,921
       3,358,447     Series 2010-115, Class IQ, IO ..........     4.50%        11/20/38           465,240
       7,205,947     Series 2011-131, Class EI, IO ..........     4.50%        08/20/39           706,807
       1,310,514     Series 2011-69, Class CI, IO ...........     5.00%        03/20/36            51,246
                                                                                             ------------
                                                                                                8,476,521
                                                                                             ------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
                  Government National Mortgage Association
      16,993,664     Series 2011-152, Class IO, IO (a).......     1.34%        08/16/51           943,828
       8,500,524     Series 2012-100, Class IO, IO (a) (e)...     0.83%        08/16/52           557,953
      11,725,934     Series 2012-70, Class IO, IO (a) (e)....     0.97%        08/16/52           747,013
       7,289,883     Series 2012-78, Class IO, IO (a) (e)....     1.05%        06/16/52           517,359
       2,564,576     Series 2012-95, Class IO, IO (a) (e)....     0.99%        02/16/53           201,755
                                                                                             ------------
                                                                                                2,967,908
                                                                                             ------------

                  PASS-THROUGH SECURITIES - 12.6%
       1,000,000  Fannie Mae Pool ............................    4.00%        09/30/44         1,048,410
                  Fannie Mae REMICs
         926,416     Series 2005-83, Class LZ ...............     5.50%        10/25/35           957,992
                  Federal Home Loan Mortgage Corp.
       1,687,344     Pool A94738 (e).........................     4.50%        11/01/40         1,815,471
         760,808     Pool K36017 (e).........................     5.00%        09/01/47           822,756
                  Federal National Mortgage Association
       1,975,877     Pool 831145 (e).........................     6.00%        12/01/35         2,232,071


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2014 (UNAUDITED)


    PRINCIPAL                                                    STATED         STATED
      VALUE                       DESCRIPTION                    COUPON        MATURITY         VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      2,113,068     Pool 843971 (e).........................     6.00%        11/01/35      $  2,407,996
                                                                                             ------------
                                                                                                9,284,696
                                                                                             ------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..................    20,729,125
                  (Cost $22,900,844)                                                         ------------

ASSET-BACKED SECURITIES - 0.3%
                  Green Tree Financial Corp.
          60,386     Series 1997-2, Class A6 ................     7.24%        06/15/28            63,351
          75,757     Series 1997-3, Class A6 ................     7.32%        03/15/28            81,223
          86,393     Series 1997-7, Class A6 ................     6.76%        07/15/28            90,556
                                                                                             ------------
                  TOTAL ASSET-BACKED SECURITIES............................................       235,130
                  (Cost $234,206)                                                            ------------

                  TOTAL INVESTMENTS - 107.8%...............................................    79,189,560
                  (Cost $79,215,721) (f)                                                     ------------

    PRINCIPAL
      VALUE                                      DESCRIPTION                                    AMOUNT
----------------  -------------------------------------------------------------------------  ------------

REVERSE REPURCHASE AGREEMENTS - (11.8%)
      (1,294,000) With JP Morgan 1.00% dated 07/07/14, to be repurchased at
                      $1,295,082 on 08/06/14...............................................    (1,294,000)
      (4,447,000) With JP Morgan 0.34% dated 07/08/14, to be repurchased at
                      $4,450,780 on 10/06/14...............................................    (4,447,000)
      (2,522,000) With JP Morgan 0.37% dated 07/16/14, to be repurchased at
                      $2,524,333 on 10/14/14...............................................    (2,522,000)
        (411,000) With JP Morgan 1.01% dated 07/28/14, to be repurchased at
                      $411,333 on 08/26/14.................................................      (411,000)
                                                                                             ------------
                  TOTAL REVERSE REPURCHASE AGREEMENTS......................................    (8,674,000)
                                                                                             ------------


                  NET OTHER ASSETS AND LIABILITIES - 4.0%..................................     2,947,850
                                                                                             ------------

                  NET ASSETS - 100.0%......................................................  $ 73,463,410
                                                                                             ============

---------------------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at July 31, 2014.

(b) Illiquid, as determined by Brookfield Investment Management Inc. ("Brookfield"), the Fund's sub-advisor.

(c) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at July 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2014 (UNAUDITED)

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Brookfield. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2014, securities noted as such amounted to $4,809,016, or 6.55% of net assets.

(e) This security or a portion of this security is segregated as collateral for reverse repurchase agreements.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,492,491 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,518,652.

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

STRIP Separate Trading of Registered Interest and Principal of Securities


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                              ASSETS TABLE
                                                                                 LEVEL 2       LEVEL 3
                                                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                                                    7/31/2014      PRICES        INPUTS         INPUTS
                                                  -------------  -----------  -------------  ------------
Mortgage-Backed Securities......................  $  58,225,305  $        --  $  58,225,305  $         --
U.S. Government Agency Mortgage-Backed
   Securities...................................     20,729,125           --     20,729,125            --
Asset-Backed Securities.........................        235,130           --        235,130            --
                                                  -------------  -----------  -------------  ------------
TOTAL ..........................................  $  79,189,560  $        --  $  79,189,560  $         --
                                                  =============  ===========  =============  ============


                                               LIABILITIES TABLE
                                                                                 LEVEL 2       LEVEL 3
                                                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                                                    7/31/2014      PRICES        INPUTS         INPUTS
                                                  -------------  -----------  -------------  ------------
Reverse Repurchase Agreements ..................  $  (8,674,000) $        --  $  (8,674,000) $         --
                                                  =============  ===========  =============  ============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           JULY 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Mortgage Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on February 22, 2005, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FMY on The New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of security;

            4)    the financial statements of the issuer;

            5) the credit quality and cash flow of the issuer, based on Brookfield Investment Management Inc.'s, the Fund's sub-advisor, or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           JULY 31, 2014 (UNAUDITED)


           10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

           11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

           12)    other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At July 31, 2014, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. REVERSE REPURCHASE AGREEMENTS:

Reverse repurchase agreements are utilized as leverage for the Fund. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which Fund assets are pledged as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the loan will be repaid and the collateral will correspondingly be received back by the Fund. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.


Information for the fiscal period ended July 31, 2014:

      Maximum amount outstanding during the period ................. $10,054,000
      Average amount outstanding during the period* ................  $9,458,905
      Average Common Shares outstanding during the period ..........   4,213,115
      Average debt per Common Share outstanding during the period...       $2.25

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the fiscal period ended July 31, 2014.

During the fiscal period ended July 31, 2014, the interest rates ranged from 0.34% to 1.28%, with a weighted average interest rate of 0.54%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $38,786.

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           JULY 31, 2014 (UNAUDITED)


D. INVERSE FLOATING-RATE SECURITIES:

An inverse floating-rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. These securities, if any, are identified on the Portfolio of Investments.

E. STRIPPED MORTGAGE-BACKED SECURITIES:

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an interest-only security ("IO Security") and all of the principal is distributed to holders of another type of security known as a principal-only security. These securities, if any, are identified on the Portfolio of Investments.

F. INTEREST-ONLY SECURITIES:

An IO Security is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            First Trust Mortgage Income Fund
          ------------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 19, 2014
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 19, 2014
     ----------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 19, 2014
     ----------------------

* Print the name and title of each signing officer under his or her signature.